Document and Entity Information	12 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	SMT
Entity Registrant Name	SMART Technologies Inc.
Entity Central Index Key	0001489147
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Class A Subordinate Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	42,172,275
Class B Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	79,464,195